UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07548

Morgan Stanley Global Dividend Growth Securities
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	March 31, 2007

Date of reporting period:	December 31, 2006

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Global Dividend Growth Securities

Portfolio of Investments December 31, 2006 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (99.2%)
	Australia (2.0%)
	Beverages: Alcoholic
1,607,603	Foster’s Group Ltd.	$8,781,769

	Construction Materials
1,127,286	Boral Ltd.	6,789,781

	Food: Major Diversified
6,410,188	Goodman Fielder Ltd.	11,233,649

	Total Australia	26,805,199

	Bermuda (4.7%)
	Apparel/Footwear
880,000	Yue Yuen Industrial (Holdings) Ltd.	2,794,225

	Industrial Conglomerates
634,981	Ingersoll-Rand Co. Ltd. (Class A)	24,846,807
1,221,999	Tyco International Ltd.	37,148,770
		61,995,577

	Total Bermuda	64,789,802

	Cayman Islands (1.5%)
	Property - Casualty Insurers
285,942	XL Capital Ltd. (Class A)	20,593,543

	France (7.7%)
	Construction Materials
143,657	Lafarge S.A.	21,364,514

	Integrated Oil
320,260	Total S.A.	23,095,915

	Major Banks
326,314	BNP Paribas	35,589,417

	Major Telecommunications
287,691	France Telecom S.A.	7,953,396

	Pharmaceuticals: Major
198,361	Sanofi-Aventis	18,309,914

	Total France	106,313,156

	Germany (2.2%)
	Chemicals: Major Diversified
84,771	BASF AG	8,261,143

	Motor Vehicles
262,377	Bayerische Motoren Werke (BMW) AG	15,064,584
119,706	DaimlerChrysler AG (Registered Shares)	7,392,717
		22,457,301

	Total Germany	30,718,444

	Ireland (3.2%)
	Food: Specialty/Candy
678,703	Kerry Group PLC (A Shares)	16,954,020

	Major Banks
1,181,198	Bank of Ireland	27,277,405

	Total Ireland	44,231,425

	Italy (1.9%)
	Integrated Oil
787,602	ENI SpA	26,481,863

	Japan (8.0%)
	Electrical Products
1,059,100	Sumitomo Electric Industries, Ltd.	16,545,658

	Electronic Equipment/Instruments
402,600	Canon Inc.	22,655,972

	Household/Personal Care
514,000	Kao Corp.	13,858,055

	Motor Vehicles
1,026,300	Nissan Motor Co., Ltd.	12,352,494

	Pharmaceuticals: Major
345,800	Takeda Pharmaceutical Co., Ltd.	23,729,094

	Pharmaceuticals: Other
313,100	Astellas Pharma Inc.	14,227,037

	Property - Casualty Insurers
594,000	Mitsui Sumitomo Insurance Co., Ltd.	6,495,783

	Total Japan	109,864,093

	Netherlands (3.9%)
	Engineering & Construction
515,517	Chicago Bridge & Iron Company N.V.	14,094,235

	Food: Major Diversified
773,583	Unilever NV (Share Certificates)	21,130,976

	Industrial Conglomerates
175,900	Koninklijke (Royal) Philips Electronics NV	6,631,601

	Publishing: Books/Magazines
431,827	Wolters Kluwer NV (Share Certificates)	12,416,790

	Total Netherlands	54,273,602

	New Zealand (0.7%)
	Major Telecommunications
2,615,544	Telecom Corporation of New Zealand Ltd.	8,962,910

	Singapore (0.8%)
	Other Transportation
10,502,000	ComfortDelGro Corp. Ltd.	11,020,153

	South Korea (0.8%)
	Wireless Telecommunications
432,203	SK Telecom Co., Ltd. (ADR)	11,444,735

	Spain (2.3%)
	Major Banks
646,056	Banco Bilbao Vizcaya Argentaria, S.A.	15,550,247

	Major Telecommunications
761,835	Telefonica S.A.	16,205,718

	Total Spain	31,755,965

	Switzerland (2.7%)
	Chemicals: Agricultural
73,260	Syngenta AG (Registered Shares) *	13,626,552

	Financial Conglomerates
286,770	UBS AG (Registered Shares)	17,423,136

	Pharmaceuticals: Major
101,889	Novartis AG (Registered Shares)	5,872,746

	Total Switzerland	36,922,434

	Taiwan (0.7%)
	Major Telecommunications
472,283	Chunghwa Telecom Co., Ltd. (ADR)	9,318,144

	United Kingdom (21.9%)
	Advertising/Marketing Services
1,116,626	WPP Group PLC	15,096,001

	Aerospace & Defense
2,470,274	Rolls-Royce Group PLC *	21,655,650
91,860,173	Rolls-Royce Group PLC (B Shares)	179,853
		21,835,503
	Beverages: Alcoholic
722,390	Diageo PLC	14,179,033

	Financial Conglomerates
5,180,570	Old Mutual Plc	17,674,244

	Food Retail
3,694,283	Morrison (W.M.) Supermarkets PLC	18,408,079

	Food: Specialty/Candy
2,701,694	Cadbury Schweppes PLC	28,907,919

	Integrated Oil
420,848	Royal Dutch Shell PLC (ADR) (Class A)	29,791,830

	Major Banks
1,479,726	Barclays PLC	21,149,236
769,861	Royal Bank of Scotland Group PLC	30,040,705
		51,189,941
	Pharmaceuticals: Major
1,231,039	GlaxoSmithKline PLC	32,393,777

	Publishing: Books/Magazines
2,047,771	Reed Elsevier PLC	22,472,299

	Tobacco
683,123	Imperial Tobacco Group PLC	26,883,479

	Wireless Telecommunications
7,925,782	Vodafone Group PLC	21,957,812

	Total United Kingdom	300,789,917

	United States (34.2%)
	Aerospace & Defense
91,452	Boeing Co.	8,124,596
95,941	Northrop Grumman Corp.	6,495,206
		14,619,802
	Aluminum
312,923	Alcoa, Inc.	9,390,819

	Computer Peripherals
1,480,225	EMC Corp. *	19,538,970

	Computer Processing Hardware
354,802	Hewlett-Packard Co.	14,614,294

	Data Processing Services
565,482	First Data Corp.	14,431,100

	Electric Utilities
175,505	American Electric Power Co., Inc.	7,473,003
174,937	Dominion Resources, Inc.	14,666,718
		22,139,721
	Finance/Rental/Leasing
366,381	Freddie Mac	24,877,270

	Financial Conglomerates
542,651	Citigroup, Inc.	30,225,661

	Forest Products
106,699	Weyerhaeuser Co.	7,538,284

	Information Technology Services
322,034	International Business Machines Corp.	31,285,603

	Insurance Brokers/Services
717,344	Marsh & McLennan Companies, Inc.	21,993,767

	Integrated Oil
334,313	Chevron Corp.	24,582,035

	Investment Banks/Brokers
236,550	Merrill Lynch & Co., Inc.	22,022,805

	Investment Managers
483,879	Mellon Financial Corp.	20,395,500

	Major Telecommunications
240,434	AT&T Inc.	8,595,515
347,273	Verizon Communications, Inc.	12,932,447
		21,527,962
	Managed Health Care
394,674	UnitedHealth Group Inc.	21,205,834

	Multi-Line Insurance
101,384	American International Group, Inc.	7,265,177

	Packaged Software
407,861	McAfee Inc. *	11,575,095

	Pharmaceuticals: Major
803,153	Pfizer, Inc.	20,801,663
1,297,298	Schering-Plough Corp.	30,668,125
546,268	Wyeth	27,815,967
		79,285,755
	Property - Casualty Insurers
278,570	St. Paul Travelers Companies, Inc. (The)	14,956,423

	Tobacco
439,274	Altria Group, Inc.	37,698,495

	Total United States	471,170,372

	Total Common Stocks (Cost $923,043,409)	1,365,455,757

PRINCIPAL
AMOUNT IN
THOUSANDS
	Short-Term Investment (0.8%)
	Repurchase Agreement
$9,984	Joint repurchase agreement account 5.25% due 01/02/07 (dated 12/29/06; proceeds $9,989,824) (a)
	(Cost $9,984,000)		9,984,000

	Total Investments (Cost $933,027,409)(b)	100.0%	1,375,439,757
	Other Assets in Excess of Liabilities	0.0	567,860
	Net Assets	100.0%	$1,376,007,617

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $449,287,554 and the aggregate gross unrealized depreciation is $6,875,206, resulting in net unrealized appreciation of $442,412,348.

Morgan Stanley Global Dividend Growth Securities

Summary of Investments December 31, 2006 (unaudited)

		PERCENTAGE OF
INDUSTRY	VALUE	NET ASSETS

Pharmaceuticals: Major	$159,591,286	11.6%
Major Banks	129,607,010	9.4
Integrated Oil	103,951,643	7.6
Industrial Conglomerates	68,627,178	5.0
Financial Conglomerates	65,323,041	4.7
Tobacco	64,581,974	4.7
Major Telecommunications	63,968,130	4.7
Food: Specialty/Candy	45,861,939	3.3
Property - Casualty Insurers	42,045,749	3.1
Aerospace & Defense	36,455,305	2.7
Publishing: Books/Magazines	34,889,089	2.5
Motor Vehicles	34,809,795	2.5
Wireless Telecommunications	33,402,547	2.4
Food: Major Diversified	32,364,625	2.4
Information Technology Services	31,285,603	2.3
Construction Materials	28,154,295	2.0
Finance/Rental/Leasing	24,877,270	1.8
Beverages: Alcoholic	22,960,802	1.7
Electronic Equipment/Instruments	22,655,972	1.7
Electric Utilities	22,139,721	1.6
Investment Banks/Brokers	22,022,805	1.6
Insurance Brokers/Services	21,993,767	1.6
Managed Health Care	21,205,834	1.5
Investment Managers	20,395,500	1.5
Computer Peripherals	19,538,970	1.4
Food Retail	18,408,079	1.3
Electrical Products	16,545,658	1.2
Advertising/Marketing Services	15,096,001	1.1
Computer Processing Hardware	14,614,294	1.1
Data Processing Services	14,431,100	1.1
Pharmaceuticals: Other	14,227,037	1.0
Engineering & Construction	14,094,235	1.0
Household/Personal Care	13,858,055	1.0
Chemicals: Agricultural	13,626,552	1.0
Packaged Software	11,575,095	0.8
Other Transportation	11,020,153	0.8
Repurchase Agreement	9,984,000	0.8
Aluminum	9,390,819	0.7
Chemicals: Major Diversified	8,261,143	0.6
Forest Products	7,538,284	0.5
Multi-Line Insurance	7,265,177	0.5
Apparel/Footwear	2,794,225	0.2

	$1,375,439,757	100.0%

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Dividend Growth Securities

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 09, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 09, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 09, 2007